Financial instruments and risk management (Disclosure of detailed information about maximum exposure to credit risk) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 8,622,815	$ 2,889,558	$ 9,766,715
Accounts receivable	18,797,635	6,121,963
Credit risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	8,622,815	2,889,558
Accounts receivable	18,797,635	6,121,963
Maximum exposure to credit risk	$ 27,420,450	$ 9,011,521